Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 616	$ 85	¥ 529	¥ 1,149	$ 167	¥ 745	¥ 555